Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income:
Loans	$ 26,273,429	$ 24,669,073	$ 22,903,299
Mortgage-Backed Securities	6,139,753	6,657,925	5,437,099
Investment Securities	4,599,762	5,504,563	4,658,194
Other	83,381	102,550	73,483
Total Interest Income	37,096,325	36,934,111	33,072,075
Interest Expense:
NOW and Money Market Accounts	1,075,378	2,060,844	1,164,373
Statement Savings Accounts	83,757	73,961	54,173
Certificate Accounts	2,766,917	4,308,596	2,643,555
FHLB Advances and Other Borrowings	871,844	961,947	670,486
Interest Expense, Other	0	35,515	231,958
Senior Convertible Debentures	81,796	483,520	483,520
Junior Subordinated Debentures	127,000	216,492	201,354
Total Interest Expense	6,581,692	8,311,500	5,449,419
Net Interest Income	30,514,633	28,622,611	27,622,656
Provision for Loan Losses	(3,600,000)	(375,000)	(925,000)
Net Interest Income after Provision for Loan Losses	26,914,633	28,247,611	26,697,656
Non-Interest Income:
Gain on Sale of Investment Securities	1,332,666	819,053	573,266
Gain on Sale of Loans	3,508,397	1,728,741	1,250,530
Service Fees on Deposit Accounts	941,440	1,069,470	1,060,159
Commissions From Insurance Agency	643,414	674,991	682,367
Trust Income	1,138,007	1,061,200	974,000
BOLI Income	573,250	678,609	540,000
Check card revenue	1,683,059	1,449,416	1,284,954
Grant Revenue	519,712	478,049	343,078
Other	1,081,188	1,137,614	960,792
Total Non-Interest Income	11,421,133	9,097,143	7,669,146
Non-Interest Expense:
Compensation and Employee Benefits	17,991,666	16,838,702	15,504,020
Occupancy	2,574,549	2,354,347	2,228,521
Advertising	1,053,658	796,213	546,799
Depreciation and Maintenance of Equipment	2,876,832	2,601,104	2,307,555
FDIC Insurance Premiums	134,859	84,022	278,287
Net Expense (Recovery) from Operation of OREO	2,033	(65,772)	(361,513)
Payments of FHLBank Borrowings, Financing Activities	0
Other	5,074,608	5,262,101	5,086,386
Total Non-Interest Expense	29,708,205	27,870,717	25,590,055
Income Before Income Taxes	8,627,561	9,474,037	8,776,747
Provision For Income Taxes	1,576,957	1,679,550	1,569,526
income tax expense excluding adjustment		1,679,550
Net Income	7,050,604	7,794,487	$ 7,207,221
Net Income (Loss) Available to Common Stockholders, Basic, Total	$ 7,050,604	$ 7,794,487
Net Income Per Common Share (Basic)	$ 2.19	$ 2.64	$ 2.44
Net Income Per Common Share (Diluted)	2.19	2.50	2.32
Cash Dividend Per Share On Common Stock	$ 0.40	$ 0.40	$ 0.36
Weighted Average Shares Outstanding (Basic)	3,212,996	2,955,737	2,953,446
Weighted Average Shares Outstanding (Diluted)	3,212,996	3,257,937	3,256,646